Income tax expense (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Income Tax Expense

	2021	2020	2019
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	9,825	5,109	5,408
Deferred tax expense/(benefit)	1,325	(335)	121

	11,150	4,774	5,529

Summary of Factors Affecting Income Tax Expense

	2021	2020	2019
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	24,601	13,510	15,049

Tax on profit at Australian prima facie tax rate of 30 per cent	7,380	4,053	4,515

Non-tax effected operating losses and capital gains (1)	3,112	707	742
Tax on remitted and unremitted foreign earnings	485	225	283
Tax effect of loss from equity accounted investments, related impairments and expenses (2)	317	154	164
Investment and development allowance	–	(99)	(94)
Tax rate changes	(1)	(8)	6
Amounts (over)/under provided in prior years	(11)	64	(21)
Recognition of previously unrecognised tax assets	(28)	(30)	(10)
Foreign exchange adjustments	(95)	20	(25)
Impact of tax rates applicable outside of Australia	(603)	(167)	(312)
Other	365	(211)	87

Income tax expense	10,921	4,708	5,335

Royalty-related taxation (net of income tax benefit)	229	66	194

Total taxation expense	11,150	4,774	5,529

(1)
Includes the tax impacts related to the exceptional impairments of NSWEC and Potash in the year ended 30 June 2021 and Cerro Colorado in the year ended 30 June 2020, as presented in note 3 ‘Exceptional items’. There were no exceptional impairments in the year ended 30 June 2019.

(2)
The loss from equity accounted investments, related impairments and expenses is net of income tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’. This item removes the prima facie tax effect on such loss, related impairments and expenses, excluding the impact of the Samarco forward exchange derivatives which are taxable.

Summary of Income Tax Recognised in Other Comprehensive Income
Income tax recognised in other comprehensive income is as follows:

	2021	2020	2019
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
Gains/(losses) taken to equity	(259)	94	98
(Gains)/losses transferred to the income statement	252	(89)	(90)
Others	(1)	–	–
Income tax (charge)/credit relating to items that may be reclassified subsequently to the income statement	(8)	5	8

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(21)	25	7
Others	1	1	12

Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(20)	26	19

Total income tax (charge)/credit relating to components of other comprehensive income (1)	(28)	31	27

(1)
Included within total income tax relating to components of other comprehensive income is US$(28) million relating to deferred taxes and US$ nil relating to current taxes (2020: US$31 million and US$ nil; 2019: US$15 million and US$12 million).